USCF ETF TRUST

USCF ENERGY COMMODITY STRATEGY ABSOLUTE RETURN FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2023 (unaudited)

Besides the following listed Commodity Futures Contracts and United States Treasury Obligations of the Fund and its wholly-owned subsidiary, there were no additional investments held by the Fund at September 30, 2023.

The following Commodity Futures Contracts of the Fund’s wholly-owned subsidiary were open at September 30, 2023:

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/Unrealized Gain (Loss) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts – Long
United States Contracts
NYMEX E-mini Crude Oil Futures EC, December 2023 contracts	1	$42,963	Nov-23	$1,438	0.0	%(a)
NYMEX WTI Crude Oil Futures CL, December 2023 contracts	28	2,406,040	Nov-23	80,360	2.1%
NYMEX RBOB Gasoline Futures RB, December 2023 contracts	3	310,955	Nov-23	(14,906)	(0.4)%
NYMEX Natural Gas Futures NG, September 2024 contracts	28	935,970	Aug-24	(13,090)	(0.3)%
	60	3,695,928		53,802	1.4%
Total Open Commodity Futures Contracts(b)	60	$3,695,928		$53,802	1.4%

	Principal Amount	Market Value	% of Total Net Assets
Cash Equivalents
United States Treasury Obligations
U.S. Treasury Bills:
5.29%, 10/12/2023	150,000	$149,760	4.0%
5.29%, 10/26/2023	345,000	343,747	9.1%
5.31%, 11/14/2023	815,000	809,766	21.6%
5.37%, 11/30/2023	900,000	892,035	23.7%
5.35%, 12/07/2023	225,000	222,785	5.9%
5.26%, 12/21/2023	680,000	672,045	17.9%
5.38%, 12/28/2023	75,000	74,023	2.0%
Total Treasury Obligations
(Cost $3,164,161)		$3,164,161	84.2%
Total Investments
(Cost $3,164,161)		$3,217,963	85.6%
Liabilities in Excess of Other Assets		540,231	14.4%
Total Net Assets		$3,758,194	100.0%

(a)	Position represents less than 0.05%.
(b)	Collateral amounted to $393,668 on open commodity futures contracts.

USCF ETF TRUST

USCF ENERGY COMMODITY STRATEGY ABSOLUTE RETURN FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2023 (unaudited) (concluded)

Summary of Investments by Country^
United States	100.0%

^	As a percentage of total investments.

Summary of Investments by Sector^
Government	100.0%

^	As a percentage of total investments.